Cash and cash equivalents	12 Months Ended
Mar. 31, 2023
Cash and cash equivalents

28 Cash and cash equivalents

	March 31,
	2022	2023
Cash on hand	255	125
Credit card collection in hand	167,837	207,235
Balances with bank	632,190	296,241
Total	800,282	503,601

Credit card collection in hand represents the amount of collection from credit cards swiped by the customers which is outstanding as at the year end and credited to Group’s bank accounts subsequent to the year end.

At March 31, 2023, the Group had available INR 308,901 (March 31, 2022: INR 99,051) of undrawn borrowing facilities.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)